Segment Information (Details)	12 Months Ended
Mar. 31, 2026
Segment Information (Details) [Line Items]
CODM description	The management approach consider the internal organization and reporting used by the Company’s CODM, specifically the Company’s CEO and CFO, for making decisions, allocating resources and assessing performance.
Number of operating segment	1
Chief Executive Officer [Member]
Segment Information (Details) [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Chief Financial Officer [Member]
Segment Information (Details) [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer [Member]